Financial Instruments (Details) - Schedule of fair value of financial instruments position - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Financial liabilities:
Liability in respect of warrants	$ 3,697	$ 11,986
Share price protection for previews shareholders of subsidiary acquired	5,768
Contingent consideration in business combination	8,792
Total	18,257	11,986
Presented under current liabilities	14,910
Presented under non-current liabilities	$ 3,347	$ 11,986